Taxes (Details)		6 Months Ended
		Dec. 31, 2025 HKD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2024 HKD ($) $ / shares	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Taxes [Line Items]
Assessable profits (in Dollars)		$ 120,336	$ 15,461	$ 87,570
Percentage of share capital		50.00%	50.00%
Valuation allowance		$ 44,796	$ 5,755
Net operating loss		197,588				$ 25,386
Foreign exchange		$ 5,447	$ 700
Earnings per shares, diluted | (per share)	[1]	$ (0.56)	$ (0.07)	$ (15.47)
Earnings per shares, basic | (per share)	[1]	$ (0.56)	$ (0.07)	(15.47)
Unrecognized tax losses | $						0	$ 0
HKD [Member]
Taxes [Line Items]
Percentage of income tax rate		16.50%	16.50%
Earnings per shares, diluted		$ 0.01
Earnings per shares, basic				$ 0.01
HKD [Member] | Two-Tier Profits Tax Rates [Member]
Taxes [Line Items]
Assessable profits (in Dollars) | $		$ 2,000,000
Percentage of income tax rate		8.25%	8.25%
Macau [Member]
Taxes [Line Items]
Percentage of income tax rate		12.00%	12.00%	12.00%
PRC [Member]
Taxes [Line Items]
Percentage of income tax rate		25.00%	25.00%	25.00%
Unrecognized tax losses		$ 866,716		$ 1,417,215	$ 1,417,215	$ 111,356
Taiwan [Member]
Taxes [Line Items]
Percentage of income tax rate		20.00%	20.00%	20.00%
Valuation allowance		$ 147,345	$ 18,931
US [Member]
Taxes [Line Items]
Earnings per shares, diluted					$ 0.001
Earnings per shares, basic			$ 0.001

[1]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10 for 1 reverse share split effected on September 8, 2025.